Schedule of Level Three Gains (Losses) Included In Net Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Effect to net income included in investment income	$ 64,565	$ 5,766	$ 61,338
Contract benefits	987	(326)	2,937
Interest credited to contractholder funds	(2,651)	1,321	(556)
Total	62,901	6,761	63,719
Investment Income
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Effect to net income included in investment income	(535)	3	606
Capital Gain
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Effect to net income included in investment income	$ 65,100	$ 5,763	$ 60,732